Organization and Operations	12 Months Ended
Dec. 31, 2022
Organization and Operations
Organization and Operations

1. Organization and Operations

GasLog Ltd. (“GasLog”) was incorporated in Bermuda on July 16, 2003. GasLog and its subsidiaries (the “Group”) are primarily engaged in the ownership, operation and management of vessels in the liquefied natural gas (“LNG”) market, providing maritime services for the transportation of LNG on a worldwide basis and LNG vessel management services. The Group conducts its operations through its vessel-owning subsidiaries, lease asset companies, right-of-use asset companies and through its vessel management services subsidiary. The Group’s operations are carried out from offices in Piraeus, London and Singapore. The registered office of GasLog is Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda.

On February 21, 2021, GasLog entered into an agreement and plan of merger (the ‘‘Merger Agreement’’) with BlackRock’s Global Energy & Power Infrastructure Team (collectively, ‘‘GEPIF’’), pursuant to which GEPIF acquired all of the outstanding common shares of GasLog Ltd. that were not held by certain existing shareholders of GasLog Ltd. for a purchase price of $5.80 in cash per share (the ‘‘Transaction’’). On June 4, 2021, the special general meeting of shareholders (the “Special Meeting”) was held, and shareholders approved (i) the previously announced Merger Agreement, (ii) the merger and (iii) the statutory merger agreement contemplated by the Merger Agreement. Trading in GasLog’s common shares on the New York Stock Exchange (“NYSE”) was suspended and the delisting of the common shares from the NYSE became effective on June 21, 2021. GasLog’s 8.75% Series A Cumulative Redeemable Perpetual Preference Shares (“Preference Shares”) remain outstanding and continue to trade in the NYSE under the ticker symbol “GLOG PR A”.

Following the consummation of the Transaction on June 9, 2021, the Company, Blenheim Holdings Ltd., Blenheim Special Investments Holding Ltd. and Olympic LNG Investments Ltd. (collectively, the “Rolling Shareholders”) and GEPIF entered into a shareholders’ agreement with respect to the governance of the Company (the “Shareholders’ Agreement”). Pursuant to the Shareholders’ Agreement, the board of directors of the Company were reduced to five persons, and the Rolling Shareholders that are party to the Shareholders’ Agreement will appoint a majority of the Company’s board of directors in accordance with the terms of the Shareholders’ Agreement. In addition, Peter G. Livanos holds a proxy to vote the shares of the Rolling Shareholders under the terms of the Shareholders’ Agreement and, as a result of holding such proxy, controls more than a majority of the voting stock of the Company and controls the right to appoint a majority of the board of the Company.

On May 12, 2014, GasLog Partners LP (“GasLog Partners” or the “Partnership”), a subsidiary of GasLog, completed its initial public offering (the “GasLog Partners’ IPO”) with the sale and issuance of 9,660,000 common units (including 1,260,000 units in relation to the overallotment option exercised in full by the underwriters), resulting in net proceeds of $186,029 and representing a 48.2% ownership interest. Concurrently with the GasLog Partners’ IPO, the Partnership acquired from GasLog a 100% ownership interest in GAS-three Ltd., GAS-four Ltd. and GAS-five Ltd., the entities that owned the GasLog Shanghai, the GasLog Santiago and the GasLog Sydney, in exchange for (i) 162,358 common units and 9,822,358 subordinated units issued to GasLog representing a 49.8% ownership interest and all of the incentive distribution rights that entitle GasLog to increasing percentages of the cash that the Partnership distributes in excess of $0.43125 per unit per quarter, (ii) 400,913 general partner units issued to GasLog Partners GP LLC (the “general partner”), a wholly owned subsidiary of GasLog, representing a 2.0% general partner interest and (iii) $65,695 of cash consideration paid directly to GasLog from the GasLog Partners’ IPO proceeds.

Since GasLog Partners’ IPO, the Partnership acquired 100% of the ownership interests in the following GasLog subsidiaries that owned the vessels listed below:

Date Acquisition Completed	Subsidiaries Acquired	Vessels Purchased
September 29, 2014	GAS-sixteen Ltd. and GAS-seventeen Ltd.	Methane Rita Andrea and Methane Jane Elizabeth
July 1, 2015	GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd.	Methane Alison Victoria, Methane Shirley Elisabeth and Methane Heather Sally
November 1, 2016	GAS-seven Ltd.	GasLog Seattle
May 3, 2017	GAS-eleven Ltd.	GasLog Greece
July 3, 2017	GAS-thirteen Ltd.	GasLog Geneva
October 20, 2017	GAS-eight Ltd.	Solaris
April 26, 2018	GAS-fourteen Ltd.	GasLog Gibraltar
November 14, 2018	GAS-twenty seven Ltd.	Methane Becki Anne
April 1, 2019	GAS-twelve Ltd.	GasLog Glasgow

As of December 31, 2022, GasLog holds a 33.2% ownership interest (including the 2% interest through general partner units) in GasLog Partners and, as a result of its ownership of the general partner and the fact that the general partner elects the majority of the Partnership’s directors in accordance with the Partnership Agreement, GasLog has the ability to control the Partnership’s affairs and policies. Consequently, GasLog Partners is consolidated in the Group’s financial statements.

The accompanying consolidated financial statements include the financial statements of GasLog and its subsidiaries. Unless indicated otherwise, the subsidiaries listed below were 100% held (either directly or indirectly) by GasLog. As of December 31, 2022, the Group’s structure is as follows:

				Cargo
	Place of	Date of		Capacity Cubic
Name	Incorporation	Incorporation	Principal Activities	Meters (“cbm”)	Vessel	Delivery Date
Subsidiaries:
GasLog Investments Ltd.	BVI	July 2003	Holding company	—	—	—
GasLog Investment Holdings Ltd. (1)	Bermuda	September 2016	Dormant	—	—	—
GasLog Carriers Ltd. (“GasLog Carriers”)	Bermuda	February 2008	Holding company	—	—	—
GasLog Shipping Company Ltd.	Bermuda	January 2006	Holding company	—	—	—
GasLog Partners GP LLC	Marshall Islands	January 2014	Holding company	—	—	—
GasLog Cyprus Investments Ltd.	Cyprus	December 2016	Holding company	—	—	—
GasLog Services UK Ltd.	England and Wales	May 2014	Service company	—	—	—
GasLog Services US Inc.	Delaware	May 2014	Dormant	—	—	—
GasLog Asia Pte Ltd.	Singapore	May 2015	Service company	—	—	—
GasLog LNG Services Ltd.	Bermuda	August 2004	Vessel management services	—	—	—
GAS-Two Panama S.A.	Panama	November 2020	Dormant	—	—	—
GasLog-one Malta Ltd.	Malta	August 2022	Dormant	—	—	—
GAS-one Ltd.	Bermuda	February 2008	Vessel-owning company	155,000	GasLog Savannah	May 2010
GAS-two Ltd.	Bermuda	February 2008	Vessel-owning company	155,000	GasLog Singapore	July 2010
GAS-six Ltd.	Bermuda	February 2011	Right-of-use asset company	155,000	GasLog Skagen	July 2013
GAS-nine Ltd.	Bermuda	June 2011	Vessel-owning company	155,000	GasLog Saratoga	December 2014
GAS-ten Ltd.	Bermuda	June 2011	Right-of-use asset company	155,000	GasLog Salem	April 2015
GAS-fifteen Ltd.	Bermuda	August 2013	Vessel-owning company	153,600	GasLog Chelsea (2)	October 2013
GAS-eighteen Ltd. (3)	Bermuda	January 2014	Dormant	—	—	—
GAS-twenty two Ltd.	Bermuda	May 2014	Vessel-owning company	174,000	GasLog Genoa	March 2018
GAS-twenty three Ltd.	Bermuda	May 2014	Vessel-owning company	174,000	GasLog Gladstone	March 2019
GAS-twenty four Ltd.	Bermuda	June 2014	Lease asset company	174,000	GasLog Houston	January 2018
GAS-twenty five Ltd.	Bermuda	June 2014	Lease asset company	174,000	GasLog Hong Kong	March 2018
GAS-twenty six Ltd.	Bermuda	January 2015	Right-of-use asset company	170,000	Methane Julia Louise	March 2015
GAS-twenty eight Ltd.	Bermuda	September 2016	Vessel-owning company	180,000	GasLog Windsor	April 2020
GAS-thirty Ltd.	Bermuda	December 2017	Vessel-owning company	180,000	GasLog Westminster	July 2020
GAS-thirty one Ltd.	Bermuda	December 2017	Vessel-owning company	180,000	GasLog Wales	May 2020
GAS-thirty two Ltd.	Bermuda	December 2017	Vessel-owning company	174,000	GasLog Georgetown	November 2020
GAS-thirty three Ltd.	Bermuda	May 2018	Vessel-owning company	174,000	GasLog Galveston	January 4, 2021
GAS-thirty four Ltd.	Bermuda	May 2018	Vessel-owning company	180,000	GasLog Wellington	June 15, 2021
GAS-thirty five Ltd.	Bermuda	December 2018	Vessel-owning company	180,000	GasLog Winchester	August 24, 2021
GAS-FFA Trading Ltd. (4)	Bermuda	December 2018	Dormant	—	—	—
GAS-FFA Partnership Trading Ltd. (4)	Bermuda	December 2018	Dormant	—	—	—
GAS-thirty eight Ltd.	Bermuda	December 2021	Vessel-owning company	174,000	Hull No. 2532	Q3 2024(5)
GAS-thirty nine Ltd.	Bermuda	December 2021	Vessel-owning company	174,000	Hull No. 2533	Q3 2024(5)
GAS-forty Ltd.	Bermuda	December 2021	Vessel-owning company	174,000	Hull No. 2534	Q3 2025(5)
GAS-forty one Ltd.	Bermuda	December 2021	Vessel-owning company	174,000	Hull No. 2535	Q4 2025(5)
GasLog Hellas-1 Special Maritime Enterprise	Greece	June 2019	Vessel-owning company	180,000	GasLog Warsaw	July 2019
GasLog Hellas-2 Special Maritime Enterprise	Greece	August 2022	Vessel-owning company	145,000	GasLog Athens (3)	October 2022
33.2% interest subsidiaries:
GasLog Partners LP	Marshall Islands	January 2014	Holding company	—	—	—
GasLog Partners Holdings LLC	Marshall Islands	April 2014	Holding company	—	—	—
GasLog-two Malta Ltd.	Malta	August 2022	Dormant	—	—	—
GAS-three Ltd.	Bermuda	April 2010	Right-of-use asset company	155,000	GasLog Shanghai	January 2013
GAS-four Ltd.	Bermuda	April 2010	Vessel-owning company	155,000	GasLog Santiago	March 2013
GAS-five Ltd.	Bermuda	February 2011	Vessel-owning company	155,000	GasLog Sydney	May 2013
GAS-seven Ltd.	Bermuda	March 2011	Vessel-owning company	155,000	GasLog Seattle	December 2013
GAS-eight Ltd.	Bermuda	March 2011	Vessel-owning company	155,000	Solaris	June 2014
GAS-eleven Ltd.	Bermuda	December 2012	Vessel-owning company	174,000	GasLog Greece	March 2016
GAS-twelve Ltd.	Bermuda	December 2012	Vessel-owning company	174,000	GasLog Glasgow	June 2016
GAS-thirteen Ltd.	Bermuda	July 2013	Vessel-owning company	174,000	GasLog Geneva	September 2016
GAS-fourteen Ltd.	Bermuda	July 2013	Vessel-owning company	174,000	GasLog Gibraltar	October 2016
GAS-sixteen Ltd.	Bermuda	January 2014	Vessel-owning company	145,000	Methane Rita Andrea	April 2014
GAS-seventeen Ltd.	Bermuda	January 2014	Vessel-owning company	145,000	Methane Jane Elizabeth	April 2014
GAS-nineteen Ltd.	Bermuda	April 2014	Vessel-owning company	145,000	Methane Alison Victoria	June 2014
GAS-twenty Ltd.	Bermuda	April 2014	Dormant	—	—	—
GAS-twenty one Ltd.	Bermuda	April 2014	Right-of-use asset company	145,000	Methane Heather Sally	June 2014
GAS-twenty seven Ltd.	Bermuda	January 2015	Vessel-owning company	170,000	Methane Becki Anne	March 2015
25% interest associate:
Egypt LNG Shipping Ltd.	Bermuda	May 2010	Vessel-owning company	145,000	Methane Nile Eagle	December 2007
20% interest associate:
Gastrade S.A. (“Gastrade”)	Greece	June 2010	Service company	—	—	—

(1)In October 2022, GAS-twenty nine Ltd. was renamed to GasLog Investment Holdings Ltd.

(2)In February 2023, the GasLog Chelsea changed from the flag of Bermuda to the flag of Greece and was renamed to Alexandroupoli.

(3)

In October 2022, the Methane Lydon Volney, delivered in April 2014, changed from the flag of Bermuda to the flag of Greece, was renamed GasLog Athens and was sold by GAS-eighteen Ltd. to the subsidiary GasLog Hellas-2 Special Maritime Enterprise.

(4)	On January 7, 2022, GAS-thirty six Ltd. was renamed to GAS-FFA Trading Ltd. and GAS-thirty seven Ltd. was renamed to GAS-FFA Partnership Trading Ltd.
(5)	Expected quarter of delivery for newbuildings as of December 31, 2022, are presented.

On October 26, 2021, GasLog Partners and GasLog completed the sale and leaseback of the GasLog Shanghai and the GasLog Salem, respectively, with a wholly-owned subsidiary of China Development Bank Financial Leasing Co., Ltd. (“CDBL”). The vessels were sold and leased back under bareboat charters with CDBL for a period of five years with no repurchase option or obligation.

On March 28, 2022, GasLog completed the sale and leaseback of the GasLog Skagen with a wholly-owned subsidiary of CDBL. The vessel was sold and leased back under a bareboat charter from CDBL for a period of five years with no repurchase option or obligation.

On September 14, 2022, GasLog Partners completed the sale of the Methane Shirley Elisabeth (previously owned by GAS-twenty Ltd.) to an unrelated third party.

On October 31, 2022, GasLog Partners completed the sale and leaseback of the Methane Heather Sally with an unrelated third party. The vessel was sold and leased back under a bareboat charter until the middle of 2025, with no repurchase option or obligation.

All entities in the Group have a December 31st year end. During 2022, the Group employed an average of 152 employees (2021: 159 and 2020: 176).